Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 3,404,603	$ 534,257	¥ 5,005,211
Restricted cash	510	80	9,993
Short-term investments (including short-term investments measured at fair value of nil and RMB63,515 as of December 31, 2020 and 2021, respectively)	92,803	14,563	114,928
Accounts receivable, net of allowance for credit losses of nil and RMB458 as of December 31, 2020 and 2021, respectively	808,029	126,797	434,458
Amounts due from related parties, net of allowance for credit losses of RMB4,006 and RMB30,128 as of December 31, 2020 and 2021, respectively	451,389	70,833	520,178
Loan receivables, net of allowance for credit losses of RMB5,863 and RMB93,926 as of December 31, 2020 and 2021, respectively	595,766	93,489	418,947
Other current assets	163,710	25,690	199,447
Total current assets	5,516,810	865,709	6,703,162
Long-term investments (including long-term investments measured at fair value of RMB373,678 and RMB457,284, as of December 31, 2020 and 2021, respectively)	668,572	104,914	536,384
Investment in affiliates	1,402,083	220,017	1,264,685
Property and equipment, net	2,580,935	405,005	248,669
Operating lease right-of-use assets, net	223,652	35,096	274,154
Deferred tax assets	335,905	52,711	224,240
Other non-current assets, net of allowance for credit losses of nil and RMB4,000 as of December 31, 2020 and 2021, respectively	161,832	25,395	148,292
Total Assets	10,889,789	1,708,847	9,399,586
Current liabilities: (including amounts of the consolidated VIEs without recourse to Noah Holdings Ltd. See Note 2(b))
Accrued payroll and welfare expenses	946,547	148,534	705,622
Income tax payable	190,260	29,856	140,777
Deferred revenues	63,631	9,985	71,613
Contingent liabilities	433,345	68,001	530,433
Other current liabilities	649,255	101,882	432,650
Total current liabilities	2,283,038	358,258	1,881,095
Deferred tax liabilities	234,134	36,741	45,881
Operating lease liabilities, non-current	130,956	20,550	194,384
Other non-current liabilities	100,020	15,695	855
Total Liabilities	2,748,148	431,244	2,122,215
Shareholders' equity:
Treasury stock (544,202 and 919,515 ordinary shares as of December 31, 2020 and 2021, respectively)	(541,379)	(84,954)	(290,913)
Additional paid-in capital	3,534,741	554,678	3,565,667
Retained earnings	5,187,323	814,005	3,989,767
Accumulated other comprehensive loss	(140,014)	(21,971)	(79,114)
Total Noah Holdings Limited shareholders' equity	8,040,775	1,261,774	7,185,511
Non-controlling interests	100,866	15,829	91,860
Total Shareholders' Equity	8,141,641	1,277,603	7,277,371
Total Liabilities and Equity	10,889,789	1,708,847	9,399,586
Class A
Shareholders' equity:
Ordinary shares	76	12	76
Class B
Shareholders' equity:
Ordinary shares	¥ 28	$ 4	¥ 28